Share-based payments - Warrants (Details)								12 Months Ended
	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Aug. 31, 2023 $ / shares shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Share-based payments
Number of warrants to purchase voting common shares issued	493,832	493,828	381,293	475,059	554,253	50,000	151,800	2,398,265
Warrants term	3 years	3 years	3 years	3 years	3 years	4 years	5 years	3 years
Exercise price of warrants | (per share)	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50	$ 4.21	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ 10.30	$ 16.53